Statement of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Profit before income taxes		$ 66,436		$ 1,904
Adjustments for:
Depreciation and amortization		52,321		55,433
Net foreign exchange (gains)/losses		(401)		1,647
Finance income		(3)		(9)
Finance costs		530		793
Movement in provisions		1,746		1,473
Other non-cash		1,507		(64)
Total adjustments		122,136		61,177
(Increase)/decrease in trade receivables from related parties		6,310		351
Decrease/(increase) in other receivables		(961)		(1,922)
Decrease/(increase) in prepaid expenses		(8,217)		(1,204)
Increase in inventories		(8,131)		(2,035)
Increase/(decrease) in trade payables to related parties		652		(481)
Decrease in trade payables		826		2,968
Decrease in other payables		(4,808)		(6,191)
Cash generated by operations		107,807		52,663
Income taxes paid by related party	[2]	(19,461)	[1]	(7,908)
Interest received		3		9
Interest paid		(530)		(793)
Net cash generated by operating activities		87,819		43,971
Investing activities
Purchase of property, plant, and equipment and intangibles		(32,068)		(55,763)
Net cash used in investing activities		(32,068)		(55,763)
Financing activities
Payment of lease liabilities		(781)		(2,718)
Transfers from/(to) Parent		(55,158)		14,310
Net cash used in financing activities		(55,939)		11,592
(Decrease)/increase in cash and cash equivalents		(188)		(200)
Cash and cash equivalents at the beginning of the period		110		264
Net foreign exchange difference		157		46
Cash and cash equivalents at the end of the period		$ 79		$ 110

[1]	The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a related party of the Company, is the head entity. Tax payments from companies within the Glencore Investment tax consolidated group are made by Glencore Investment in accordance with the tax sharing and tax funding agreements entered into by those entities and settled through intercompany loans via parent net investment (see notes 2.15 and 22).
[2]	The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a related party of the Company, is the head entity. Tax payments from companies within the Glencore Investment tax consolidated group are made by Glencore Investment in accordance with the tax sharing and tax funding agreements entered into by those entities and settled through intercompany loans via parent net investment (see notes 2.16 and 22).